Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In 2025, we did not grant any stock options, stock appreciation rights or similar awards and we do not currently plan to grant stock options, stock appreciation rights or other similar appreciation-based awards as incentive compensation to any executive officer, director or associate. Accordingly, the Compensation Committee does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it does not take material non-public information into account when determining the timing and terms of such awards.

Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Compensation Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information, nor is the timing of disclosures of material non-public information based on equity award grant dates.

Award Timing Method	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Compensation Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Compensation Committee does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false